Condensed Combined Consolidated Balance Sheets (Unaudited) (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
Equity
Common unitholders (units)	15,254,890	15,254,890
Subordinated unitholders (units)	15,254,890	15,254,890
General partner (units)	622,649	622,649